UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21357

Franklin Limited Duration Income Trust

 (Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end:   12/31

Date of reporting period:  03/31/18

Item 1. Schedule of Investments.

FRANKLIN LIMITED DURATION INCOME TRUST

Statement of Investments, March 31, 2018 (unaudited)
		Shares/
	Country	Warrants	Value
Common Stocks and Other Equity Interests 0.8%
Energy 0.8%
[a] CHC Group LLC	Cayman Islands	15,520	$135,800
[a] Energy XXI Gulf Coast Inc., wts., 12/30/21.	United States	5,004	150
[a] Halcon Resources Corp	United States	67,554	328,988
[a] Halcon Resources Corp., wts., 9/09/20	United States	6,408	3,556
[a] Linn Energy Inc	United States	14,712	565,529
[a] Midstates Petroleum Co. Inc	United States	372	4,959
[a,b] Midstates Petroleum Co. Inc., wts., 4/21/20	United States	2,642	439
[a] Nine Point Energy LLC	United States	18,480	184,800
Samson Resources II LLC	United States	31,225	733,788
			1,958,009
Materials 0.0%†
[a] Verso Corp., A	United States	4,163	70,105
[a] Verso Corp., wts., 7/25/23	United States	438	679
			70,784
Transportation 0.0%†
[a] CEVA Holdings LLC	United States	112	68,405
Total Common Stocks and Other Equity Interests
(Cost $4,651,929)			2,097,198

Convertible Preferred Stocks 0.2%
Energy 0.2%
[a,b,c] Nine Point Energy Holdings Inc., cvt. pfd	United States	404	468,858
Transportation 0.0%†
[a] CEVA Holdings LLC, cvt. pfd., A-1.	United States	6	5,400
[a] CEVA Holdings LLC, cvt. pfd., A-2.	United States	243	148,078
			153,478
Total Convertible Preferred Stocks (Cost $747,552)			622,336

		Principal
		Amount*
Convertible Bonds (Cost $829,366) 0.2%
Energy 0.2%
CHC Group LLC/CHC Finance Ltd., cvt., secured note, zero cpn., 10/01/20	Cayman Islands	$448,306	591,764
Corporate Bonds 54.4%
Automobiles & Components 0.9%
Fiat Chrysler Automobiles NV, senior note, 4.50%, 4/15/20	United Kingdom	1,500,000	1,518,750
The Goodyear Tire & Rubber Co.,
senior bond, 5.00%, 5/31/26	United States	700,000	683,375
senior note, 5.125%, 11/15/23	United States	300,000	302,625
			2,504,750
Banks 2.0%
[d] Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter,
Perpetual	United States	1,000,000	1,005,750
CIT Group Inc., senior note, 5.25%, 3/07/25	United States	400,000	410,528
[d] Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual .	United States	1,300,000	1,358,500
[d] JPMorgan Chase & Co., junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter,
Perpetual	United States	1,500,000	1,550,625

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Banks (continued)
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	$1,000,000	$1,061,020
			5,386,423
Capital Goods 2.6%
[e] Beacon Escrow Corp., senior note, 144A, 4.875%, 11/01/25	United States	500,000	478,750
CNH Industrial Capital LLC, senior note, 3.875%, 10/15/21	United States	1,000,000	1,001,860
H&E Equipment Services Inc., senior note, 5.625%, 9/01/25	United States	800,000	809,000
[e] HD Supply Inc., senior note, 144A, 5.75%, 4/15/24	United States	400,000	422,380
[e] Jeld-Wen Inc., senior note, 144A, 4.625%, 12/15/25	United States	600,000	577,500
[f] Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%, 10/26/23	Australia	952,562	738,235
Tennant Co., senior note, 5.625%, 5/01/25	United States	800,000	820,000
[e] Terex Corp., senior note, 144A, 5.625%, 2/01/25.	United States	500,000	501,250
[e] Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24	United States	1,600,000	1,680,000
			7,028,975
Commercial & Professional Services 0.9%
[e] Multi-Color Corp., senior note, 144A, 4.875%, 11/01/25	United States	900,000	843,750
United Rentals North America Inc., senior bond, 5.875%, 9/15/26.	United States	600,000	626,250
[e] West Corp., senior note, 144A, 8.50%, 10/15/25	United States	1,000,000	972,500
			2,442,500
Consumer Durables & Apparel 1.7%
Beazer Homes USA Inc., senior note, 8.75%, 3/15/22	United States	1,300,000	1,404,000
[e] Hanesbrands Inc., senior note, 144A, 4.625%, 5/15/24	United States	1,000,000	983,750
KB Home, senior note, 7.00%, 12/15/21	United States	1,100,000	1,183,875
[e] Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., senior note,
144A, 5.875%, 4/15/23.	United States	1,000,000	1,037,200
			4,608,825
Consumer Services 4.5%
[e] 1011778 BC ULC/New Red Finance Inc., senior secured note, first lien, 144A,
4.25%, 5/15/24	Canada	800,000	766,000
[e] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	1,000,000	1,004,900
[e] Ascend Learning LLC, senior note, 144A, 6.875%, 8/01/25	United States	500,000	515,000
[e,g] Boyne USA Inc., secured note, second lien, 144A, 7.25%, 5/01/25	United States	1,200,000	1,237,500
[e] Downstream Development Authority of the Quapaw Tribe of Oklahoma,
secured note, 144A, 10.50%, 2/15/23	United States	400,000	412,000
[e] International Game Technology PLC, senior note, 144A, 5.625%, 2/15/20	United States	1,500,000	1,545,000
[e] Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., senior secured note, first
lien, 144A, 6.75%, 11/15/21	United States	1,400,000	1,449,000
[e] KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, senior
note, 144A, 5.00%, 6/01/24	United States	1,400,000	1,394,750
MGM Resorts International, senior note, 8.625%, 2/01/19	United States	1,000,000	1,049,470
[e] Silversea Cruise Finance Ltd., senior secured note, first lien, 144A, 7.25%,
2/01/25	United States	600,000	637,500
[e] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A,
5.50%, 3/01/25	United States	900,000	906,750
[e] Wynn Macau Ltd., senior note, 144A, 4.875%, 10/01/24	Macau	1,200,000	1,173,000
			12,090,870
Diversified Financials 2.3%
Aircastle Ltd., senior note, 4.125%, 5/01/24	United States	700,000	691,250
[e] FirstCash Inc., senior note, 144A, 5.375%, 6/01/24	United States	900,000	918,855
[e] Five Point Operating Co. LP/Five Point Capital Corp., senior note, 144A,
7.875%, 11/15/25	United States	1,000,000	1,011,250

|2

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Diversified Financials (continued)
[e] Lincoln Finance Ltd., senior secured note, 144A, 7.375%, 4/15/21	Netherlands	$1,000,000	$1,036,250
Navient Corp.,
senior note, 5.00%, 10/26/20	United States	200,000	201,750
senior note, 5.875%, 3/25/21	United States	200,000	205,250
senior note, 6.625%, 7/26/21	United States	700,000	729,750
senior note, 6.50%, 6/15/22	United States	200,000	207,000
senior note, 7.25%, 9/25/23	United States	1,100,000	1,155,000
			6,156,355
Energy 6.6%
[e] Aker BP ASA, senior note, 144A, 5.875%, 3/31/25	Norway	800,000	809,000
[h] BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond, 7.875%,
4/15/22	United States	500,000	5,000
California Resources Corp.,
[e] secured note, second lien, 144A, 8.00%, 12/15/22	United States	924,000	732,270
senior note, 5.50%, 9/15/21	United States	37,000	28,860
Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note,
7.75%, 4/15/23	United States	1,000,000	992,500
Cheniere Corpus Christi Holdings LLC,
senior secured note, first lien, 7.00%, 6/30/24	United States	700,000	777,000
senior secured note, first lien, 5.875%, 3/31/25	United States	600,000	630,000
[e] Cheniere Energy Partners LP, senior secured note, first lien, 144A, 5.25%,
10/01/25.	United States	1,000,000	988,750
CONSOL Energy Inc., senior note, 8.00%, 4/01/23	United States	700,000	742,437
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., senior
note, 6.25%, 4/01/23	United States	1,500,000	1,518,750
CSI Compressco LP/CSI Compressco Finance Inc., senior note, 7.25%,
8/15/22	United States	400,000	378,000
Energy Transfer Equity LP, senior note, first lien, 7.50%, 10/15/20	United States	1,500,000	1,619,062
[e,f] EnQuest PLC, senior note, 144A, PIK, 7.00%, 10/15/23.	United Kingdom	1,108,964	965,335
Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.75%, 6/15/23	United States	800,000	732,000
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note,
7.25%, 2/15/21	United States	900,000	904,500
[e] Murray Energy Corp., secured note, second lien, 144A, 11.25%, 4/15/21.	United States	800,000	296,000
QEP Resources Inc., senior bond, 5.25%, 5/01/23	United States	500,000	483,770
Sanchez Energy Corp.,
senior note, 7.75%, 6/15/21	United States	900,000	832,500
senior note, 6.125%, 1/15/23	United States	300,000	220,313
[e] Sunoco LP/Sunoco Finance Corp., senior note, 144A, 4.875%, 1/15/23.	United States	700,000	676,375
Weatherford International Ltd.,
senior note, 5.125%, 9/15/20	United States	400,000	384,000
senior note, 7.75%, 6/15/21	United States	1,000,000	936,250
senior note, 4.50%, 4/15/22	United States	400,000	334,000
WPX Energy Inc., senior note, 7.50%, 8/01/20	United States	1,500,000	1,612,500
			17,599,172
Food, Beverage & Tobacco 1.5%
B&G Foods Inc., senior note, 5.25%, 4/01/25	United States	1,000,000	933,750
[e] Cott Holdings Inc., senior note, 144A, 5.50%, 4/01/25	Canada	1,500,000	1,485,000
[e] Lamb Weston Holdings Inc., senior note, 144A, 4.625%, 11/01/24	United States	1,100,000	1,095,875
[e] Post Holdings Inc., senior note, 144A, 5.50%, 3/01/25	United States	400,000	395,000
			3,909,625

|3

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Health Care Equipment & Services 3.2%
[e] Avantor Inc., senior secured note, first lien, 144A, 6.00%, 10/01/24	United States	$600,000	$598,500
[e] Catalent Pharma Solutions Inc., senior note, 144A, 4.875%, 1/15/26.	United States	1,200,000	1,173,000
CHS/Community Health Systems Inc.,
senior note, 7.125%, 7/15/20	United States	900,000	736,875
senior secured note, first lien, 6.25%, 3/31/23	United States	700,000	648,375
[e] Envision Healthcare Corp., senior note, 144A, 6.25%, 12/01/24	United States	500,000	518,750
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	500,000	518,750
senior note, 7.50%, 2/15/22	United States	500,000	550,625
senior secured bond, first lien, 5.875%, 3/15/22	United States	1,000,000	1,056,250
[e] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	1,300,000	1,345,500
Tenet Healthcare Corp.,
senior note, 5.50%, 3/01/19	United States	900,000	913,500
senior secured note, first lien, 6.00%, 10/01/20	United States	500,000	518,750
			8,578,875
Materials 9.2%
[f] ARD Finance SA, secured note, PIK, 7.125%, 9/15/23	Luxembourg	600,000	625,500
[e] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 4.25%, 9/15/22	Luxembourg	300,000	300,000
senior note, 144A, 6.00%, 2/15/25	Luxembourg	500,000	503,125
[e] BlueScope Steel Ltd./BlueScope Steel Finance, senior note, 144A, 6.50%,
5/15/21	Australia	1,500,000	1,559,205
[e] BWAY Holding Co., secured note, 144A, 5.50%, 4/15/24	United States	1,500,000	1,513,125
[e] Cemex SAB de CV, senior secured bond, 144A, 7.75%, 4/16/26	Mexico	400,000	442,010
The Chemours Co., senior note, 6.625%, 5/15/23	United States	1,500,000	1,580,625
[e] Crown Americas LLC/Crown Americas Capital Corp., senior note, 144A, 4.75%,
2/01/26	United States	500,000	485,000
[e] Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	800,000	762,000
[e] First Quantum Minerals Ltd.,
senior note, 144A, 7.00%, 2/15/21	Zambia	961,000	965,204
senior note, 144A, 7.25%, 4/01/23	Zambia	500,000	493,750
[e] FMG Resources (August 2006) Pty. Ltd.,
senior note, 144A, 4.75%, 5/15/22	Australia	700,000	697,550
senior note, 144A, 5.125%, 3/15/23	Australia	600,000	600,000
[e] Grinding Media Inc./MC Grinding Media Canada Inc., senior secured note,
144A, 7.375%, 12/15/23.	United States	800,000	842,000
[e] HudBay Minerals Inc., senior note, 144A, 7.25%, 1/15/23	Canada	400,000	417,000
[e] New Enterprise Stone & Lime Co., senior note, 144A, 6.25%, 3/15/26	United States	800,000	803,000
[e] New Gold Inc., senior note, 144A, 6.375%, 5/15/25	Canada	600,000	615,000
[e] Northwest Acquisitions ULC/Dominion Finco Inc., secured note, second lien,
144A, 7.125%, 11/01/22.	Canada	300,000	306,750
[e] Novelis Corp., senior note, 144A, 6.25%, 8/15/24	United States	1,300,000	1,335,750
[e] Owens-Brockway Glass Container Inc.,
senior note, 144A, 5.00%, 1/15/22	United States	900,000	912,105
senior note, 144A, 5.875%, 8/15/23	United States	400,000	414,750

|4

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Materials (continued)
[e] Petra Diamonds U.S. Treasury PLC, secured note, second lien, 144A, 7.25%,
5/01/22	South Africa	$700,000	$704,841
[e] Plastipak Holdings Inc., senior note, 144A, 6.25%, 10/15/25	United States	1,000,000	1,002,500
[e] Platform Specialty Products Corp., senior note, 144A, 6.50%, 2/01/22.	United States	600,000	611,250
[e] Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer
Luxembourg SA,
senior note, 144A, 7.00%, 7/15/24	United States	100,000	104,875
senior secured note, first lien, 144A, 5.125%, 7/15/23	United States	400,000	404,380
[i] senior secured note, first lien, 144A, FRN, 5.222%, (3-month USD LIBOR +
3.50%), 7/15/21	United States	400,000	406,000
[e] Sealed Air Corp.,
senior bond, 144A, 5.125%, 12/01/24	United States	500,000	511,200
senior bond, 144A, 5.50%, 9/15/25	United States	600,000	622,500
Steel Dynamics Inc., senior note, 5.125%, 10/01/21	United States	1,500,000	1,528,050
Summit Materials LLC/Summit Materials Finance Corp., senior note, 8.50%,
4/15/22	United States	1,200,000	1,299,000
[e] SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., senior
note, 144A, 7.50%, 6/15/25	United States	1,300,000	1,345,500
			24,713,545
Media 4.5%
[e] Altice Luxembourg SA, senior secured note, 144A, 7.75%, 5/15/22.	Luxembourg	1,200,000	1,117,500
[e] Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%, 5/15/26	United States	1,000,000	977,500
AMC Networks Inc., senior note, 5.00%, 4/01/24.	United States	1,000,000	990,670
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	1,500,000	1,525,328
[e] senior note, 144A, 5.125%, 5/01/23	United States	500,000	501,875
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	700,000	715,750
senior sub. note, 7.625%, 3/15/20.	United States	800,000	802,000
CSC Holdings LLC,
senior note, 6.75%, 11/15/21	United States	1,000,000	1,043,750
senior note, 5.25%, 6/01/24	United States	500,000	476,875
[e] Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 8/01/24	United States	500,000	491,100
[e] Virgin Media Secured Finance PLC,
senior secured bond, first lien, 144A, 5.50%, 1/15/25	United Kingdom	1,100,000	1,090,375
senior secured bond, first lien, 144A, 5.50%, 8/15/26	United Kingdom	400,000	389,748
[e] WMG Acquisition Corp.,
secured note, first lien, 144A, 5.00%, 8/01/23	United States	100,000	100,500
senior note, 144A, 5.625%, 4/15/22	United States	1,806,000	1,853,407
			12,076,378
Pharmaceuticals, Biotechnology & Life Sciences 2.5%
[e] Concordia International Corp.,
[h] senior note, 144A, 7.00%, 4/15/23	Canada	900,000	62,438
senior secured note, first lien, 144A, 9.00%, 4/01/22	Canada	500,000	453,750
[e] Endo DAC/Endo Finance LLC/Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	1,000,000	722,500
senior note, 144A, 6.00%, 7/15/23	United States	500,000	380,000
Horizon Pharma Inc., senior note, 6.625%, 5/01/23	United States	1,200,000	1,200,000
[e] Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior note,
144A, 6.375%, 8/01/23.	United States	1,200,000	1,216,500

|5

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Pharmaceuticals, Biotechnology & Life Sciences (continued)
[e] Valeant Pharmaceuticals International Inc.,
senior note, 144A, 5.375%, 3/15/20	United States	$500,000	$504,525
senior note, 144A, 5.625%, 12/01/21	United States	500,000	479,375
senior secured note, first lien, 144A, 6.50%, 3/15/22	United States	200,000	207,250
[e] Valeant Pharmaceuticals International, senior note, 144A, 9.25%, 4/01/26.	United States	1,500,000	1,498,125
			6,724,463
Real Estate 1.5%
CyrusOne LP/CyrusOne Finance Corp., senior note, 5.00%, 3/15/24	United States	1,300,000	1,304,875
Equinix Inc., senior bond, 5.875%, 1/15/26.	United States	300,000	313,500
MPT Operating Partnership LP/MPT Finance Corp.,
senior bond, 5.25%, 8/01/26	United States	300,000	300,375
senior note, 6.375%, 3/01/24	United States	700,000	738,514
[e] SBA Communications Corp., senior note, 144A, 4.00%, 10/01/22	United States	1,400,000	1,347,500
			4,004,764
Retailing 1.2%
Netflix Inc., senior note, 5.50%, 2/15/22	United States	1,500,000	1,560,000
Penske Automotive Group Inc., senior sub. note, 3.75%, 8/15/20	United States	1,400,000	1,389,500
[e] PetSmart Inc., senior note, 144A, 7.125%, 3/15/23	United States	700,000	400,750
			3,350,250
Semiconductors & Semiconductor Equipment 0.3%
Qorvo Inc., senior note, 6.75%, 12/01/23	United States	700,000	749,000
Software & Services 1.7%
[e] First Data Corp.,
secured note, first lien, 144A, 5.00%, 1/15/24	United States	1,700,000	1,706,375
senior note, 144A, 7.00%, 12/01/23	United States	500,000	526,875
Infor (U.S.) Inc., senior note, 6.50%, 5/15/22.	United States	1,800,000	1,840,500
[e] Symantec Corp., senior note, 144A, 5.00%, 4/15/25	United States	600,000	606,438
			4,680,188
Technology Hardware & Equipment 1.9%
[e] Blackboard Inc., secured note, second lien, 144A, 9.75%, 10/15/21	United States	1,538,000	1,314,990
[e] Dell International LLC/EMC Corp., senior note, 144A, 5.875%, 6/15/21	United States	400,000	410,500
[e] Itron Inc., senior note, 144A, 5.00%, 1/15/26	United States	1,500,000	1,481,700
[e] Tempo Acquisition LLC/Tempo Acquisition Finance Corp., senior note, 144A,
6.75%, 6/01/25	United States	800,000	801,000
Western Digital Corp., senior note, 4.75%, 2/15/26	United States	1,000,000	999,675
			5,007,865
Telecommunication Services 2.3%
[e] Block Communications Inc., senior note, 144A, 6.875%, 2/15/25	United States	300,000	303,174
CenturyLink Inc., senior bond, 5.625%, 4/01/25	United States	400,000	363,000
[e] Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	1,200,000	1,034,100
[e] Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	700,000	658,119
[e] Sprint Communications Inc.,
senior note, 144A, 9.00%, 11/15/18	United States	148,000	152,810
senior note, 144A, 7.00%, 3/01/20	United States	600,000	631,500
Sprint Corp.,
senior bond, 7.125%, 6/15/24	United States	300,000	293,250
senior note, 7.25%, 9/15/21	United States	500,000	518,125

|6

FRANKLIN LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

			Principal
		Country	Amount*	Value

Corporate Bonds (continued)
Telecommunication Services (continued)
[e] Sprint Spectrum Co. LLC, first lien, senior secured note, 144A, 4.738%,
9/20/29		United States	$1,000,000	$1,004,215
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24		United States	500,000	525,000
senior note, 4.00%, 4/15/22		United States	700,000	698,250
				6,181,543
Transportation 0.5%
[e] DAE Funding LLC,
senior note, 144A, 4.00%, 8/01/20		United Arab Emirates	800,000	782,000
senior note, 144A, 4.50%, 8/01/22		United Arab Emirates	400,000	380,000
[e] Park Aerospace Holdings Ltd., senior note, 144A, 5.25%, 8/15/22		Ireland	200,000	196,064
				1,358,064
Utilities 2.6%
Calpine Corp., senior note, 5.375%, 1/15/23.		United States	1,500,000	1,441,575
Dynegy Inc., senior note, 6.75%, 11/01/19		United States	1,128,000	1,150,560
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., senior note, 8.625%,
6/15/20		United States	500,000	460,000
[e] InterGen NV, secured bond, 144A, 7.00%, 6/30/23		Netherlands	1,500,000	1,499,978
NRG Yield Operating LLC,
senior bond, 5.375%, 8/15/24		United States	500,000	504,375
senior bond, 5.00%, 9/15/26		United States	1,000,000	987,500
Talen Energy Supply LLC, senior note, 6.50%, 6/01/25		United States	1,500,000	1,065,000
				7,108,988
Total Corporate Bonds (Cost $148,008,069)				146,261,418

[i] Senior Floating Rate Interests 53.4%
Capital Goods 6.2%
[j] AECOM, Term B Loans, 3.627%, (LIBOR + 1.75%), 3/13/25		United States	2,370,465	2,376,889
Delos Finance S.A.R.L. (AerCap), New Loans, 4.052%, (LIBOR + 1.75%),
10/06/23	.	Luxembourg	2,500,000	2,513,750
Doncasters U.S. Finance LLC, Term B Loans, 5.377%, (LIBOR + 3.50%),
4/09/20		United States	1,944,860	1,913,256
Flying Fortress Holdings LLC (ILFC), New Loan, 4.052%, (LIBOR + 1.75%),
10/30/22	.	Luxembourg	1,629,859	1,638,445
[j] Harsco Corp., Term B-1 Loan, 4.938%, (LIBOR + 3.00%), 12/10/24		United States	2,443,628	2,478,755
Leidos Innovations Corp., Term Loan B, 3.688%, (LIBOR + 1.75%), 8/16/23		United States	1,423,550	1,433,693
Mueller Water Products Inc., Loans, 4.377% - 4.802%, (LIBOR + 2.50%),
11/26/21	.	United States	343,902	346,337
Navistar Inc., Tranche B Term Loan, 5.21%, (LIBOR + 3.50%), 11/06/24		United States	3,155,929	3,182,559
Onsite Rental Group Operations Property Ltd., Term Loan, 6.372%, (LIBOR +
4.50%), 10/25/22.		Australia	696,716	689,749
				16,573,433
Commercial & Professional Services 0.9%
Conduent Business Services LLC, Delayed Draw Term A Loan, 4.127%,
(LIBOR + 2.25%), 12/07/21		United States	981,250	983,703
Ventia Pty. Ltd., Term B Loans (USD), 5.802%, (LIBOR + 3.50%), 5/21/22		Australia	1,324,574	1,344,443
				2,328,146

|7

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

			Principal
		Country	Amount*	Value

[i] Senior Floating Rate Interests (continued)
Consumer Services 4.7%
24 Hour Fitness Worldwide Inc., Term Loan, 6.052%, (LIBOR + 3.75%),
5/28/21		United States	$1,925,000	$1,935,828
Avis Budget Car Rental LLC, Tranche B Term Loans, 4.31%, (LIBOR + 2.00%),
2/13/25		United States	2,412,008	2,427,083
Eldorado Resorts Inc., Initial Term Loan, 4.063% - 4.188%, (LIBOR + 2.25%),
4/17/24		United States	1,909,919	1,918,275
Fitness International LLC, Term A Loan, 5.127%, (LIBOR + 3.25%), 4/01/20		United States	1,818,343	1,822,890
Hilton Worldwide Finance LLC, Series B-2 Term Loans, 3.872%, (LIBOR +
2.00%), 10/25/23.		United States	1,975,038	1,988,055
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Term B
Loans, 3.808%, (LIBOR + 2.00%), 6/16/23		United States	1,716,645	1,723,618
Sabre GLBL Inc., 2017 Other Term A Loans, 3.877%, (LIBOR + 2.00%),
7/01/22		United States	952,360	955,931
				12,771,680
Diversified Financials 0.7%
FinCo I LLC, Initial Term Loans, 4.627%, (LIBOR + 2.75%), 12/27/22		United States	1,996,852	2,022,312
Energy 0.6%
OSG Bulk Ships Inc., Initial Term Loan, 6.04%, (LIBOR + 4.25%), 8/05/19.		United States	1,699,823	1,640,329
Food, Beverage & Tobacco 2.7%
JBS USA LUX SA, New Initial Term Loans, 4.678%, (LIBOR + 2.50%),
10/30/22	.	United States	2,991,825	2,986,590
Pinnacle Foods Finance LLC, Initial B Term Loan, 3.637%, (LIBOR + 1.75%),
2/03/24		United States	1,177,434	1,184,257
Post Holdings Inc., Series A Incremental Term Loans, 3.88%, (LIBOR + 2.00%),
5/24/24		United States	3,177,275	3,187,948
				7,358,795
Health Care Equipment & Services 2.6%
Envision Healthcare Corp., Initial Term Loans, 4.88%, (LIBOR + 3.00%),
12/01/23	.	United States	932,625	938,454
Mallinckrodt International Finance SA/CB LLC, Extended Term Loan B, 5.203%,
(LIBOR + 2.75%), 9/24/24		Luxembourg	1,739,326	1,740,293
Quintiles IMS Inc., Term B-1 Dollar Loans, 4.302%, (LIBOR + 2.00%), 3/07/24		United States	1,989,924	2,002,361
U.S. Renal Care Inc., Initial Term Loan, 5.943%, (LIBOR + 4.25%), 12/31/22		United States	2,175,449	2,188,367
				6,869,475
Household & Personal Products 1.1%
[h] FGI Operating Co. LLC, Term B Loans, 5.824%, (LIBOR + 4.25%), 4/19/19		United States	1,976,030	538,794
Spectrum Brands Inc., USD Term Loans, 3.789% - 3.994%, (LIBOR + 2.00%),
6/23/22		United States	2,401,868	2,413,728
				2,952,522
Materials 5.1%
[j] Ashland LLC, Term B Loan, 3.74% - 3.877%, (LIBOR + 2.00%), 5/17/24		United States	2,035,365	2,053,810
Axalta Coating Systems U.S. Holdings Inc., Term B-2 Dollar Loans, 4.302%,
(LIBOR + 2.00%), 6/01/24		United States	1,827,873	1,834,917
Chemours Co., Tranche B-1 US Term Loans, 6.25%, (Prime + 1.50%), 5/12/22 .		United States	2,130,298	2,133,404
[j,k] Crown Americas LLC, Term B Loans, TBD, 1/29/25		United States	3,163,571	3,194,925
Ineos U.S. Finance LLC, 2024 Dollar Term Loan, 3.877%, (LIBOR + 2.00%),
3/31/24		United States	1,480,823	1,486,838
KMG Chemicals Inc., Initial Term Loan, 4.627%, (LIBOR + 2.75%), 6/15/24		United States	277,407	280,008
Oxbow Carbon LLC, Tranche B Term Loan, 5.627%, (LIBOR + 3.75%), 1/04/23 .		United States	2,133,000	2,162,329

|8

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

[i] Senior Floating Rate Interests (continued)
Materials (continued)
[j,k] WR Grace & Co.,
Term B1 Loan, TBD, 3/31/25	United States	$169,141	$170,022
Term B2 Loan, TBD, 3/31/25	United States	289,957	291,467
			13,607,720
Media 9.7%
AMC Entertainment Holdings Inc.,
2016 Incremental Term Loans, 4.027%, (LIBOR + 2.25%), 12/15/23	United States	595,465	597,419
[j] Initial Term Loans, 4.027%, (LIBOR + 2.25%), 12/15/22	United States	2,943,844	2,954,621
Charter Communications Operating LLC, Term A-2 Loan, 3.38%, (LIBOR +
1.50%), 3/31/23	United States	2,307,320	2,313,088
[j,k] Cinemark USA Inc., Amended Term Loan Facility, TBD, 5/08/22	United States	2,000,000	2,009,000
CSC Holdings LLC, March 2017 Incremental Term Loans, 4.036%, (LIBOR +
2.25%), 7/17/25	United States	2,586,109	2,586,756
Gray Television Inc., Term B-2 Loan, 4.137%, (LIBOR + 2.25%), 2/07/24	United States	2,735,447	2,750,549
[j,k] Lions Gate Entertainment Corp., Term A Loan, TBD, 3/22/23	Canada	1,427,059	1,431,519
Live Nation Entertainment Inc.,
Term B-3 Loans, 3.438%, (LIBOR + 1.75%), 10/21/23.	United States	840,514	846,297
[j,k] Term B-3 Loans, TBD, 10/31/23	United States	3,000,000	3,020,640
MCC Iowa LLC (Mediacom Broadband), Tranche M Term Loan, 3.74%, (LIBOR
+ 2.00%), 1/25/25	United States	1,740,334	1,748,220
[j] Mediacom Illinois LLC, Tranche N Term Loan, 3.49%, (LIBOR + 1.75%),
2/15/24	United States	1,345,898	1,349,263
Mission Broadcasting Inc., Term Loan B-2, 4.387%, (LIBOR + 2.50%), 1/17/24 .	United States	68,159	68,465
Nexstar Broadcasting Inc., Term Loan B-2, 4.387%, (LIBOR + 2.50%), 1/17/24 .	United States	529,427	531,809
Sinclair Television Group Inc.,
Tranche B Term Loans, 4.13%, (LIBOR + 2.25%), 1/03/24.	United States	1,980,974	1,991,705
[j,k] Tranche B-1 Term Loans, TBD, 1/31/25	United States	2,007,667	2,020,456
			26,219,807
Pharmaceuticals, Biotechnology & Life Sciences 4.2%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans,
6.188%, (LIBOR + 4.25%), 4/29/24	United States	1,985,000	1,987,233
Grifols Worldwide Operations USA Inc., Tranche B Term Loan, 3.995%, (LIBOR
+ 2.25%), 1/31/25	United States	1,731,891	1,739,738
Horizon Pharma Inc., Third Amendment Refinancing Term Loan, 5.125%,
(LIBOR + 3.25%), 3/29/24	United States	2,133,247	2,148,802
Innoviva Inc., Initial Term Loan, 6.373%, (LIBOR + 4.50%), 8/18/22	United States	990,000	999,900
RPI Finance Trust, Term A-3 Loan, 4.052%, (LIBOR + 1.75%), 10/14/21	United States	1,164,367	1,166,550
Syneos Health Inc., Initial Term B Loans, 4.127%, (LIBOR + 2.25%), 8/01/24	United States	1,790,481	1,798,594
Valeant Pharmaceuticals International Inc., Series F Tranche B Term Loan,
5.24%, (LIBOR + 3.50%), 4/01/22	United States	1,325,535	1,341,194
			11,182,011
Retailing 4.0%
Ascena Retail Group Inc., Tranche B Term Loan, 6.438%, (LIBOR + 4.50%),
8/21/22	United States	3,643,595	3,242,800
[j] General Nutrition Centers Inc., FILO Term Loan (ABL), 8.88%, (LIBOR +
7.00%), 12/31/22.	United States	3,000,000	3,075,936
Harbor Freight Tools USA Inc., Refinancing Loans, 4.377%, (LIBOR + 2.50%),
8/19/23	United States	1,994,787	1,999,912
PetSmart Inc., Tranche B-2 Loans, 4.89%, (LIBOR + 3.00%), 3/11/22	United States	2,915,453	2,346,940
			10,665,588

|9

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

			Principal
		Country	Amount*	Value

[i] Senior Floating Rate Interests (continued)
Semiconductors & Semiconductor Equipment 1.0%
MKS Instruments Inc., Tranche B-3 Term Loans, 3.877%, (LIBOR + 2.00%),
4/29/23		United States	$264,072	$265,888
ON Semiconductor Corp., 2017 Replacement Term B-2 Loans, 3.877%, (LIBOR
+ 2.00%), 3/31/23		United States	2,466,188	2,482,063
				2,747,951
Software & Services 3.2%
Global Payments Inc., Term A-2 Loan, 3.481%, (LIBOR + 1.75%), 5/02/22		United States	1,346,258	1,349,414
[j,k] Iron Mountain Information Management LLC, Term B Loan, TBD, 1/26/26		United States	1,682,493	1,680,045
Rackspace Hosting Inc., Term B Loans, 4.667% - 4.787%, (LIBOR + 3.00%),
11/03/23	.	United States	2,031,509	2,026,115
Sungard Availability Services Capital Inc., 2022 Tranche B Term Loans,
11.877%, (LIBOR + 10.00%), 10/01/22		United States	1,745,065	1,724,706
Wex Inc., Term B Loan, 4.127%, (LIBOR + 2.25%), 7/01/23		United States	1,950,263	1,965,652
				8,745,932
Technology Hardware & Equipment 2.1%
Ciena Corp., Refinancing Term Loan, 4.322%, (LIBOR + 2.50%), 1/28/22		United States	2,345,961	2,360,623
CommScope Inc., Tranche 5 Term Loans, 3.877%, (LIBOR + 2.00%), 12/29/22 .		United States	1,731,637	1,743,325
Western Digital Corp., U.S. Term B-3 Loan, 3.877%, (LIBOR + 2.00%), 4/29/23 .		United States	1,422,781	1,433,008
				5,536,956
Telecommunication Services 0.2%
Consolidated Communications Inc., Initial Term Loan, 4.88%, (LIBOR + 3.00%),
10/05/23	.	United States	524,945	518,317
Transportation 2.2%
Air Canada, Term Loan, 3.984%, (LIBOR + 2.00%), 10/06/23.		Canada	2,995,342	3,012,813
The Hertz Corp., Tranche B-1 Term Loan, 4.63%, (LIBOR + 2.75%), 6/30/23		United States	2,978,202	2,983,554
				5,996,367
Utilities 2.2%
EFS Cogen Holdings I LLC (Linden), Term B Advance, 5.56%, (LIBOR +
3.25%), 6/28/23		United States	2,360,705	2,381,066
NRG Energy Inc., Term loan B, 4.052%, (LIBOR + 1.75%), 6/30/23		United States	3,423,346	3,432,856
				5,813,922
Total Senior Floating Rate Interests (Cost $145,153,374)				143,551,263

Commercial Mortgage-Backed Securities 5.7%
Banks 2.7%
[l] Bear Stearns ARM Trust, 2004-4, A6, FRN, 3.601%, 6/25/34		United States	480,587	493,875
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49		United States	417,686	402,119
2015-GC27, A5, 3.137%, 2/10/48		United States	1,520,000	1,497,461
[l] Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 5.736%, 7/10/38		United States	865,000	797,428
CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%, 4/15/50		United States	1,410,000	1,420,037
JPMBB Commercial Mortgage Securities Trust, 2015-C28, A4, 3.227%,
10/15/48	.	United States	1,410,000	1,396,312
[m] Merrill Lynch Mortgage Investors Trust,
2003-OPT1, B2, FRN, 5.997%, (1-month USD LIBOR + 4.125%), 7/25/34 .		United States	33,301	11,092
2005-A6, 2A3, FRN, 2.252%, (1-month USD LIBOR + 0.38%), 8/25/35		United States	207,507	205,982

|10

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

			Principal
		Country	Amount*	Value

Commercial Mortgage-Backed Securities (continued)
Banks (continued)
[m] Morgan Stanley ABS Capital I Inc. Trust, 2003-NC10, B1, FRN, 6.822%,
(1-month USD LIBOR + 4.95%), 10/25/33		United States	$350,442	$365,820
[l] Morgan Stanley Capital I Trust, 2007-IQ16, AMA, FRN, 6.122%, 12/12/49		United States	10,586	10,577
Wells Fargo Commercial Mortgage Trust, 2014-LC16, A4, 3.548%, 8/15/50		United States	550,000	555,546
				7,156,249
Diversified Financials 3.0%
[m] Argent Securities Inc., 2003-W5, M4, FRN, 7.497%, (1-month USD LIBOR +
5.625%), 10/25/33		United States	130,112	135,663
[e,l] BCAP LLC Trust, 2009-RR1, 2A2, 144A, FRN, 3.651%, 5/26/35		United States	1,537,492	1,497,133
[m] Chase Funding Trust, 2004-2, 2A2, FRN, 2.372%, (1-month USD LIBOR +
0.50%), 2/26/35		United States	456,519	445,100
[m] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 4.072%, (1-month USD LIBOR + 2.20%), 2/25/24		United States	1,810,405	1,864,229
2014-HQ2, M2, FRN, 4.072%, (1-month USD LIBOR + 2.20%), 9/25/24		United States	802,275	828,407
2015-HQ1, M2, FRN, 4.072%, (1-month USD LIBOR + 2.20%), 3/25/25		United States	239,655	241,485
[m] Impac Secured Assets Trust, 2007-2, FRN, 2.122%, (1-month USD LIBOR +
0.25%), 4/25/37		United States	219,285	216,117
[e,m] Invitation Homes Trust, 2015-SFR1, A, 144A, FRN, 3.20%, (1-
month USD LIBOR + 1.45%), 3/17/32		United States	848,527	850,000
[m] MortgageIT Trust, 2004-1, A2, FRN, 2.772%, (1-month USD LIBOR + 0.90%),
11/25/34	.	United States	287,989	283,848
[m] Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN, 2.182%,
(1-month USD LIBOR + 0.31%), 11/25/35		United States	363,562	361,140
[m] Option One Mortgage Loan Trust, 2003-6, M5, FRN, 6.822%, (1-
month USD LIBOR + 4.95%), 11/25/33		United States	122,961	101,780
[m] Structured Asset Investment Loan Trust, 2003-BC2, M3, FRN, 6.747%,
(1-month USD LIBOR + 4.875%), 4/25/33		United States	13,987	13,282
[m] Structured Asset Securities Corp., 2005-2XS, 2A2, FRN, 3.164%, (1-
month USD LIBOR + 1.50%), 2/25/35		United States	265,883	262,495
[l] Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 3.402%, 4/25/45		United States	629,634	634,168
Wells Fargo Mortgage Backed Securities Trust,
[l] 2004-W, A9, FRN, 3.707%, 11/25/34.		United States	188,585	193,569
2007-3, 3A1, 5.50%, 4/25/22		United States	57,839	59,055
				7,987,471
Total Commercial Mortgage-Backed Securities
(Cost $15,272,691)				15,143,720

Mortgage-Backed Securities 38.0%
[n] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.1%
FHLMC, 3.827%, (12-month USD LIBOR +/- MBS Margin), 5/01/34		United States	87,041	91,189
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 19.5%
FHLMC 30 Year, 3.50%, 10/01/47		United States	5,833,753	5,849,510
FHLMC Gold 15 Year, 5.00%, 12/01/23		United States	430,995	451,606
FHLMC Gold 15 Year, 5.50%, 7/01/19		United States	4,248	4,310
FHLMC Gold 30 Year, 3.50%, 3/01/45		United States	45,376	45,547
[o]FHLMC Gold 30 Year, 3.50%, 4/01/48		United States	7,980,000	7,994,155
FHLMC Gold 30 Year, 4.00%, 8/01/47		United States	11,546,486	11,869,666
FHLMC Gold 30 Year, 4.00%, 4/01/48		United States	6,700,000	6,885,770
[o] FHLMC Gold 30 Year, 4.00%, 4/01/48		United States	11,402,000	11,699,840
[o] FHLMC Gold 30 Year, 4.50%, 4/01/48		United States	6,000,000	6,280,797
FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/36		United States	552,085	618,999
FHLMC Gold 30 Year, 6.50%, 8/01/27 - 3/01/38		United States	311,171	350,605

|11

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Gold 30 Year, 7.00%, 9/01/27	United States	$80,165	$85,524
FHLMC Gold 30 Year, 8.00%, 1/01/31	United States	7,912	8,039
FHLMC Gold 30 Year, 8.50%, 7/01/31	United States	291,872	342,815
			52,487,183
[n] Federal National Mortgage Association (FNMA) Adjustable Rate 0.1%
FNMA, 3.04% - 3.195%, (6-month USD LIBOR +/- MBS Margin), 6/01/32 -
7/01/34	United States	254,514	264,255
Federal National Mortgage Association (FNMA) Fixed Rate 16.1%
FNMA 15 Year, 3.00%, 8/01/27	United States	8,962	8,968
FNMA 15 Year, 3.50%, 1/01/21 - 1/01/26	United States	36,809	37,562
[o] FNMA 15 Year, 3.50%, 4/01/33	United States	6,000,000	6,115,878
FNMA 15 Year, 5.50%, 7/01/20	United States	81,510	82,819
FNMA 15 Year, 6.50%, 7/01/20	United States	115	116
FNMA 30 Year, 3.50%, 11/01/47	United States	2,572,851	2,580,275
FNMA 30 Year, 3.50%, 3/01/48	United States	2,275,000	2,280,796
[o] FNMA 30 Year, 3.50%, 4/01/48	United States	4,550,000	4,556,811
FNMA 30 Year, 3.50%, 1/01/45 - 7/01/56	United States	2,161,812	2,166,214
FNMA 30 Year, 4.00%, 11/01/44 - 1/01/45	United States	1,043,855	1,073,300
FNMA 30 Year, 4.00%, 1/01/48	United States	2,168,388	2,229,585
FNMA 30 Year, 4.00%, 4/01/48	United States	4,000,000	4,110,424
[o] FNMA 30 Year, 4.00%, 4/01/48	United States	8,375,000	8,591,166
FNMA 30 Year, 4.50%, 5/01/24 - 12/01/44	United States	2,480,128	2,602,951
[o] FNMA 30 Year, 4.50%, 4/01/48	United States	4,675,000	4,894,156
FNMA 30 Year, 5.00%, 5/01/38 - 7/01/39	United States	422,446	455,647
FNMA 30 Year, 5.50%, 6/01/37	United States	352,278	386,463
FNMA 30 Year, 6.00%, 4/01/33 - 6/01/38	United States	855,705	961,561
FNMA 30 Year, 6.50%, 8/01/32	United States	119,507	133,738
FNMA 30 Year, 7.00%, 9/01/18	United States	1,767	1,769
FNMA 30 Year, 8.00%, 10/01/29	United States	7,087	7,099
			43,277,298
Government National Mortgage Association (GNMA) Fixed Rate 2.2%
GNMA I SF 30 Year, 6.50%, 6/15/31 - 12/15/33	United States	357,590	400,240
GNMA II SF 30 Year, 3.50%, 3/20/45 - 10/20/47	United States	2,598,923	2,626,500
[o] GNMA II SF 30 Year, 3.50%, 4/01/48	United States	2,725,000	2,750,132
GNMA II SF 30 Year, 7.00%, 1/20/24 - 1/20/29	United States	38,196	42,071
GNMA II SF 30 Year, 8.00%, 1/20/28 - 10/20/31	United States	99,805	117,043
			5,935,986
Total Mortgage-Backed Securities (Cost $102,521,786)			102,055,911

		Shares

Escrows and Litigation Trusts 0.0%†
[a,b] Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC, Litigation Trust	United States	800,000	—
[a,b] NewPage Corp., Litigation Trust	United States	1,500,000	—
[a] Penn Virginia Corp., Litigation Trust.	United States	300,000	1,125
[a] Vistra Energy Corp., Litigation Trust	United States	2,000,000	20,000
Total Escrows and Litigation Trusts (Cost $58,482)			21,125
Total Investments before Short Term Investments
(Cost $417,243,249)			410,344,735

|12

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

	Country	Shares	Value
Short Term Investments (Cost $21,657,926) 8.0%
Money Market Funds 8.0%
[p,q] Institutional Fiduciary Trust Money Market Portfolio, 1.24%	United States	21,657,926	$21,657,926
Total Investments (Cost $438,901,175) 160.7%			432,002,661
Preferred Shares (33.5)%			(90,000,000)
Other Assets, less Liabilities (27.2)%			(73,235,284)
Net Assets 100.0%			$268,767,377

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.

cSee Note 4 regarding restricted securities.

dPerpetual security with no stated maturity date.

eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2018, the aggregate value of these securities was $81,896,249, representing 30.5% of net assets.

fIncome may be received in additional securities and/or cash.

gSecurity purchased on a when-issued basis.

hDefaulted security or security for which income has been deemed uncollectible.

 iThe coupon rate shown represents the rate at period end.

 jA portion or all of the security purchased on a delayed delivery basis.

 kA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.

lAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

mThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

nAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).

oSecurity purchased on a to-be-announced (TBA) basis.

pSee Note 5 regarding investments in affiliated management investment companies.

qThe rate shown is the annualized seven-day effective yield at period end.

|13

FRANKLIN LIMITED DURATION INCOME TRUST

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Limited Duration Income Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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FRANKLIN LIMITED DURATION INCOME TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

The Fund is investing in mortgage dollar rolls as an alternate form of leverage. As a result, the mortgage dollar rolls are considered indebtedness or a “senior security” for purposes of the asset coverage requirements under the 1940 Act.

4. RESTRICTED SECURITIES

At March 31, 2018, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:

	Acquisition
Shares Issuer	Date	Cost	Value
404 [a] Nine Point Energy Holdings Inc., cvt. pfd. (Value is 0.2% of Net Assets)	3/24/17	$377,604	$468,858
[a]The Fund also invests in unrestricted securities of the issuer, valued at $184,800 as of March 31, 2018.

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FRANKLIN LIMITED DURATION INCOME TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.24%	12,509,828	46,756,774	(37,608,676)	21,657,926	$21,657,926	$23,896	$ —	$ —

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2018, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Energy.	$903,182	$1,054,388	$469,297	$2,426,867
Transportation	—	221,883	—	221,883
All Other Equity Investments.	70,784	—	—	70,784
Convertible Bonds	—	591,764	—	591,764
Corporate Bonds	—	146,261,418	—	146,261,418
Senior Floating Rate Interests	—	143,551,263	—	143,551,263
Commercial Mortgage-Backed Securities	—	15,143,720	—	15,143,720
Mortgage-Backed Securities	—	102,055,911	—	102,055,911
Escrows and Litigation Trusts	—	21,125	—[c]	21,125
Short Term Investments	21,657,926	—	—	21,657,926
Total Investments in Securities	$22,631,892	$408,901,472	$469,297	$432,002,661

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common and convertible preferred stocks as well as other equity investments.

cIncludes securities determined to have no value at March 31, 2018.

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FRANKLIN LIMITED DURATION INCOME TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

7. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations
Selected Portfolio
ARM	Adjustable Rate Mortgage
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
LIBOR	London InterBank Offered Rate
MBS	Mortgage-Backed Security
PIK	Payment-In-Kind
SF	Single Family
USD	United States Dollar

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Limited Duration Income Trust

By /s/Matthew T. Hinkle

Matthew T. Hinkle

Chief Executive Officer –

 Finance and Administration

Date: May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

Matthew T. Hinkle

Chief Executive Officer –

 Finance and Administration

Date: May 24, 2018

By /s/Gaston Gardey

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date: May 24, 2018